SCHEDULE OF FAIR VALUE OF SHARES EXCHANGE AGREEMENT (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Derivative Related to Intelicanna's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the derivative | $	$ 28
Derivative Related to Citrine Global's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the derivative | $	$ (100)
Measurement Input, Share Price [Member] | Derivative Related to Intelicanna's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock price, shares | $ / shares	$ 0.83
Measurement Input, Share Price [Member] | Derivative Related to Citrine Global's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock price, shares | $ / shares	$ 0.046
Measurement Input, Price Volatility [Member] | Derivative Related to Intelicanna's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	57.61
Measurement Input, Price Volatility [Member] | Derivative Related to Citrine Global's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	125.19
Conversion Price (U.S. Dollars) [Member] | Derivative Related to Intelicanna's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	0.64
Measurement Input, Expected Term [Member] | Derivative Related to Intelicanna's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumption, shares contractual term (years)	3 months 3 days
Measurement Input, Expected Term [Member] | Derivative Related to Citrine Global's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumption, shares contractual term (years)	3 months 3 days
Measurement Input, Risk Free Interest Rate [Member] | Derivative Related to Intelicanna's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	0.09
Measurement Input, Risk Free Interest Rate [Member] | Derivative Related to Citrine Global's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	0.09
Measurement Input, Expected Dividend Rate [Member] | Derivative Related to Intelicanna's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	0
Measurement Input, Expected Dividend Rate [Member] | Derivative Related to Citrine Global's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	0
Measurement Input, Conversion Price [Member] | Derivative Related to Citrine Global's Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of shares, measurement input, percentage	0.2